Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

17- Long-term Debt

Long-term debt consists of the following:

	December 31,
	2010	2011
Term loans:
Japan, 1.2-2.0%, due 2012 – 2014	16,606	17,764
Singapore, 4.5%, due 2011	337	—
Mortgage loans:
Japan, 2.1-2.2%, due 2012	2,898	1,746
Capital lease commitments:
Japan, 1.8%, due 2012	425	141

	20,266	19,651
Current portion	(15,950)	(4,332)

	4,316	15,319

Long-term debt, including current portion, in local currencies is as follows (in thousands):

	December 31,
	2010	2011
Japanese yen	2,166,175	1,969,097
Singapore dollars	578	—

Aggregate annual principal repayments for years subsequent to December 31, 2011 are:

2012	4,332
2013	349
2014	14,970

19,651

Long-term debt outstanding in Japan in the amount of € 15,120 is collateralized by real estate with a carrying value of € 6,088 of ASM Japan.

Long-term debt of ASM Japan of € 11,976 includes financial covenants, of which the most important covenants, measured at December 31 of each year are as follows:

•	no two loss making years in a row;

•	no annual loss in excess of a certain percentage of the equity of ASM Japan.

ASM Japan is in compliance with these financial covenants as of December 31, 2011.

ASMI is guarantor with respect to € 2,794 long-term debt outstanding of ASM Japan.

Capital lease commitments relate to commitments for equipment and machinery.